Cover	12 Months Ended
Dec. 31, 2021 shares
Cover [Abstract]
Entity Registrant Name	DENISON MINES CORP.
Entity Central Index Key	0001063259
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	812,429,995
Document Annual Report	true
Entity File Number	001-33414
Entity Incorporation State Country Code	A6
Entity Tax Identification Number	98-0622284
Entity Address Address Line 1	1100 – 40 University Avenue
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5J 1T1
City Area Code	416
Icfr Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON
Auditor Firm Id	85
Local Phone Number	979-1991
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	false